Schedule of foreign exchange variations (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Income		R$ 520,928	R$ 364,148	R$ 88,192
Expenses		(520,269)	(371,113)	(89,100)
Foreign exchange variations		659	(6,965)	(908)
Borrowing And Financing [Member]
IfrsStatementLineItems [Line Items]
Income	[1]	215,262		22,494
Expenses	[1]	(275,724)	(305,010)	(40,715)
Suppliers [Member]
IfrsStatementLineItems [Line Items]
Income		13,190	15,981	9,004
Expenses		(20,061)	(46,112)	(13,201)
Swap contract [member]
IfrsStatementLineItems [Line Items]
Income	[2]	275,836	305,012	40,742
Expenses	[2]	(215,262)		(22,493)
Other Exchange Variations [Member]
IfrsStatementLineItems [Line Items]
Income		16,640	43,155	15,952
Expenses		R$ (9,222)	R$ (19,991)	R$ (12,691)

[1]	It mainly refers to foreign exchange variation on loans and financing in foreign currency.
[2]	Referring to derivative financial instruments to mitigate risks of foreign exchange variations related to foreign currency debts (note 37).